Consolidated Statements of Changes in Shareholders’ Equity (deficit) - USD ($) $ in Thousands	Share capital	Premium and other capital reserves	Capital reserve for transactions with controlling shareholders	Accumulated loss	Total
Balance at Dec. 31, 2021	$ 52	$ 16,642	$ 541	$ (19,252)	$ (2,017)
Net income (loss)				1,798	1,798
Other comprehensive income		16			16
Total comprehensive loss		16		1,798	1,814
Debt forgiveness from controlling shareholders (See note 10.B.)			1,001		1,001
Balance at Dec. 31, 2022	52	16,658	1,542	(17,454)	798
Net income (loss)				(2,819)	(2,819)
Other comprehensive income		6			6
Total comprehensive loss		6		(2,819)	(2,813)
Share-based compensation		2,804			2,804
Balance at Dec. 31, 2023	52	20,900	1,542	(20,273)	2,221
Net income (loss)				(2,347)	(2,347)
Other comprehensive income		3			3
Total comprehensive loss		3		(2,347)	(2,344)
Issuance of ordinary shares in the Company’s initial public offering (“IPO”), net of underwriting commissions and offering costs		4,354			4,354
Conversion share capital to non-par value	$ (52)	52
SAFE conversion		456			456
Share-based compensation		860			860
Balance at Dec. 31, 2024		$ 26,625	$ 1,542	$ (22,620)	$ 5,547